Income Taxes - Schedule of Loss Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Loss Before Income Taxes [Line Items]
Loss before income taxes	¥ (27,076)	$ (3,781)	¥ (26,516)	¥ (56,362)
Non-PRC [Member]
Schedule of Loss Before Income Taxes [Line Items]
Loss before income taxes	(4,143)	(579)	(6,113)
PRC [Member]
Schedule of Loss Before Income Taxes [Line Items]
Loss before income taxes	¥ (22,933)	$ (3,202)	¥ (20,403)